Notes to the Profit or Loss Statement - Summary of Income Taxes - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Corporate tax rate	15.00%
Solidarity surcharge	5.50%
Effective trade tax rate	10.85%
Expected Tax Rate	26.675%	26.675%	26.675%
Federal corporate income tax rate	21.00%
Average state tax rate	6.38%
Income Tax Benefit / (Expenses)	€ (1,188,537)	€ 168,578,523	€ (76,590,860)
Current tax expense (income) and adjustments for current tax of prior periods	€ (1,500,000)